Fees Summary	Feb. 11, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 747,592,500.00
Previously Paid Amount	0.00
Total Fee Amount	103,242.52
Total Offset Amount	0.00
Net Fee	$ 103,242.52
Narrative - Max Aggregate Offering Amount | shares	747,592,500
Final Prospectus	true